Allowance For Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

Note Six  –Allowance For Loan Losses

Management systematically monitors the loan portfolio and the adequacy of the allowance for loan losses on a quarterly basis to provide for probable losses inherent in the portfolio.  Management assesses the risk in each loan type based on historical trends, the general economic environment of its local markets, individual loan performance and other relevant factors.

Individual credits are selected throughout the year for detailed loan reviews, which are utilized by management to assess the risk in the portfolio and the adequacy of the allowance.  Due to the nature of commercial lending, evaluation of the adequacy of the allowance as it relates to these types of loan types is often based more upon specific credit reviews, with consideration given to the potential impairment of certain credits and historical loss rates, adjusted for economic conditions and other inherent risk factors.

A loan acquired and accounted for under ASC Topic 310-30 is reported as an accruing loan and a performing asset.

The following summarizes the activity in the allowance for loan loss, by portfolio segment, for the year ended December 31, 2012 and 2011.  The following also presents the balance in the allowance for loan loss disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans, by portfolio segment, as of December 31, 2012 and December 31, 2011.

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
Allowance for loan loss
Beginning balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409
Charge-offs	226	4,604	1,030	1,355	190	1,522	8,927
Recoveries	32	289	22	18	135	1,456	1,952
Provision	102	3,089	1,398	1,511	48	227	6,375
Ending balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

December 31, 2011:
Allowance for loan loss
Beginning balance	$1,864	$8,488	$5,337	$1,452	$95	$988	$18,224
Charge-offs	522	1,989	1,367	1,089	164	1,712	6,843
Recoveries	23	1,981	29	7	136	1,252	3,428
Provision	(775)	3,186	840	1,155	21	173	4,600
Ending balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409

As of December 31, 2012:
Allowance for loan loss
Evaluated for impairment:
Individually	$-	$-	$-	$-	$-	$-	$-
Collectively	498	10,440	5,229	1,699	81	862	18,809
Acquired with deteriorated
credit quality	-	-	-	-	-	-	-
Total	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

Loans
Evaluated for impairment:
Individually	$-	$9,912	$469	$298	$-	$-	$10,679
Collectively	108,739	805,365	1,030,840	142,724	36,453	4,551	2,128,672
Acquired with deteriorated
credit quality	-	6,693	126	88	111	-	7,018
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

As of December 31, 2011:
Allowance for loan loss
Evaluated for impairment:
Individually	$-	$2,666	$-	$-	$-	$-	$2,666
Collectively	590	9,000	4,839	1,525	88	701	16,743
Total	$590	$11,666	$4,839	$1,525	$88	$701	$19,409

Loans
Evaluated for impairment:
Individually	$81	$15,311	$476	$298	$-	$-	$16,166
Collectively	130,818	716,835	929,312	141,499	35,845	2,628	1,956,937
Total	$130,899	$732,146	$929,788	$141,797	$35,845	$2,628	$1,973,103

Credit Quality Indicators

All commercial loans within the portfolio are subject to internal risk grading.  All non-commercial loans are evaluated based on payment history.  The Company’s internal risk ratings for commercial loans are:  Exceptional, Good, Acceptable, Pass/Watch, Special Mention, Substandard and Doubtful.  Each internal risk rating is defined in the loan policy using the following criteria:  balance sheet yields, ratios and leverage, cash flow spread and coverage, prior history, capability of management, market position/industry, potential impact of changing economic, legal, regulatory or environmental conditions, purpose structure, collateral support, and guarantor support.  Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company’s internal loan review process.  Based on an individual loan’s risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

The Company categorizes loans into risk categories based on relevant information regarding the customer’s debt service ability, capacity, overall collateral position along with other economic trends, and historical payment performance.  The risk grades for each credit are updated when the Company receives current financial information, the loan is reviewed by the Company’s internal loan review/credit administration departments, or the loan becomes delinquent or impaired.  The risk grades are updated a minimum of annually for loans rated exceptional, good, acceptable, or pass/watch.  Loans rated special mention, substandard or doubtful are reviewed at least quarterly.  The Company uses the following definitions for its risk ratings:

Risk Rating	Description

Exceptional

Loans classified as exceptional are secured with liquid collateral conforming to the internal loan policy.  Loans rated within this category pose minimal risk of loss to the bank and the risk grade within this pool of loans is generally updated on an annual basis.

Good

Loans classified as good have similar characteristics that include a strong balance sheet, satisfactory debt service coverage ratios, strong management and/or guarantors, and little exposure to economic cycles.  Loans within this category are generally reviewed on an annual basis.  Loans in this category generally have a low chance of loss to the bank.

Acceptable

Loans classified as acceptable have acceptable liquidity levels, adequate debt service coverage ratios, experienced management, and have average exposure to economic cycles.  Loans within this category generally have a low risk of loss to the bank.

Pass/watch

Loans classified as pass/watch have erratic levels of leverage and/or liquidity, cash flow is volatile and the borrower is subject to moderate economic risk.  A borrower in this category poses a low to moderate risk of loss to the bank.

Special mention

Loans classified as special mention have a potential weakness(es) that deserves management’s close attention.  The potential weakness could result in deterioration of the loan repayment or the bank’s credit position at some future date.  A loan rated in this category poses a moderate loss risk to the bank.

Substandard

Loans classified as substandard reflect a customer with a well defined weakness that jeopardizes the liquidation of the debt.  Loans in this category have the possibility that the bank will sustain some loss if the deficiencies are not corrected and the bank’s collateral value is weakened by the financial deterioration of the borrower.

Doubtful

Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristics that make collection of the full contract amount highly improbable.  Loans rated in this category are most likely to cause the bank to have a loss due to a collateral shortfall or a negative capital position.

The following presents loans by the Company’s credit quality indicators, by class, as of December 31, 2012 and December 31, 2011:

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
Risk Grade
Exceptional	$3,355	$1,795	-	-	-	-	$5,150
Good	5,951	108,944	-	-	-	-	114,895
Acceptable	73,566	491,558	-	-	-	-	565,124
Pass/watch	22,818	169,320	-	-	-	-	192,138
Special mention	878	15,015	-	-	-	-	15,893
Substandard	2,171	35,338	-	-	-	-	37,509
Doubtful	-	-	-	-	-	-	-
Total	$108,739	$821,970					930,709

Payment Activity
Performing			1,029,142	141,961	36,564	4,548	$1,212,215
Non-performing			2,293	1,149	-	3	3,445
Total			$1,031,435	$143,110	$36,564	$4,551	$2,146,369

December 31, 2011:
Risk Grade
Exceptional	$4,220	$42	-	-	-	-	$4,262
Good	6,728	107,718	-	-	-	-	114,446
Acceptable	93,077	411,721	-	-	-	-	504,798
Pass/watch	25,246	161,598	-	-	-	-	186,844
Special mention	470	16,802	-	-	-	-	17,272
Substandard	1,037	34,265	-	-	-	-	35,302
Doubtful	121	-	-	-	-	-	121
Total	$130,899	$732,146					863,045

Payment Activity
Performing			$928,789	$139,996	$35,845	$2,616	$1,107,246
Non-performing			999	1,801	-	12	2,812
Total			$929,788	$141,797	$35,845	$2,628	$1,973,103

Aging Analysis of Accruing and Non-Accruing Loans

            Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return.  Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan.  The accrual of interest generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates a borrower is unable to meet the contractual terms of their respective loan agreement.  Other indicators considered for placing a loan on non-accrual status include the borrower’s involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable.  When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses.  Management may elect to continue the accrual of interest when the net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in the process of collection.

Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured.  Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance.  Unsecured commercial loans are generally charged off when the loan becomes 120 days past due.  Secured commercial loans are generally charged off when the loan becomes 120 days past due and open-end consumer loans are generally charged off when the loan becomes 180 days past due.

The following presents an aging analysis of the Company’s accruing and non-accruing loans, by class, as of December 31, 2012 and December 31, 2011:

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
30 – 59 days past due	$260	$442	$4,910	$2,379	$113	$270	$8,374
60 – 89 days past due	236	246	599	477	8	8	1,574
Over 90 days past due	-	1	239	37	-	3	280
Non-accrual	1,102	17,667	2,054	1,112	-	-	21,935
	1,598	18,356	7,802	4,005	121	281	32,163
Current	107,141	803,614	1,023,633	139,105	36,443	4,270	2,114,206
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

December 31, 2011:
30 – 59 days past due	$1,243	$576	$4,912	$1,906	$133	$883	$9,653
60 – 89 days past due	-	2,839	408	228	5	14	3,494
Over 90 days past due	-	-	42	112	-	12	166
Non-accrual	375	18,930	957	1,689	-	-	21,951
	1,618	22,345	6,319	3,935	138	909	35,264
Current	129,281	709,801	923,469	137,862	35,707	1,719	1,937,839
Total	$130,899	$732,146	$929,788	$141,797	$35,845	$2,628	$1,973,103

Impaired Loans

The following presents the Company’s impaired loans, by class, as of December 31, 2012 and December 31, 2011:

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
With no related allowance recorded
Recorded investment	$-	$9,912	$469	$298	$-	$-	$10,679
Unpaid principal balance	-	14,781	469	298	-	-	15,548

With an allowance recorded
Recorded investment	$-	$-	$-	$-	$-	$-	$-
Unpaid principal balance	-	-	-	-	-	-	-
Related allowance	-	-	-	-	-	-	-

December 31, 2011:
With no related allowance recorded
Recorded investment	$81	$1,985	$476	$298	$-	$-	$2,840
Unpaid principal balance	81	4,722	476	298	-	-	5,577

With an allowance recorded
Recorded investment	$-	$13,326	$-	$-	$-	$-	$13,326
Unpaid principal balance	-	13,326	-	-	-	-	13,326
Related allowance	-	2,666	-	-	-	-	2,666

The following table presents information related to the average recorded investment and interest income recognized on the Company’s impaired loans, by class, for the year ended December 31, 2012 and 2011:

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
With no related allowance recorded
Average recorded investment	$-	$13,124	$-	$-	$-	$-	$13,124
Interest income recognized	-	-	-	-	-	-	-

With an allowance recorded
Average recorded investment	$-	$-	$-	$-	$-	$-	$-
Interest income recognized	-	-	-	-	-	-	-

December 31, 2011:
With no related allowance recorded
Average recorded investment	$81	$4,215	$476	$298	$-	$-	$5,070
Interest income recognized	-	-	-	-	-	-	-

With an allowance recorded
Average recorded investment	$-	$14,428	$-	$-	$-	$-	$14,428
Interest income recognized	-	-	-	-	-	-	-

On non-accrual and impaired loans, approximately $1.0 million, $0.8 million and $0.5 million of interest income would have been recognized during the year ended December 31, 2012, 2011 and 2010, respectively, if such loans had been current in accordance with their original terms.  There were no commitments to provide additional funds on non-accrual, impaired or other potential problem loans at December 31, 2012.

Loan Modifications

            The Company’s policy on loan modifications typically does not allow for modifications that would be considered a concession from the Company.  However, when there is a modification, the Company evaluates each modification to determine if the modification constitutes a troubled debt restructuring (“TDR”) in accordance with ASU 2011-02, whereby a modification of a loan would be considered a TDR when both of the following conditions are met: (1) a borrower is experiencing financial difficulty and (2) the modification constitutes a concession.  When determining whether the borrower is experiencing financial difficulties, the Company reviews whether the debtor is currently in payment default on any of its debt or whether it is probable that the debtor would be in payment default in the foreseeable future without the modification.  Other indicators of financial difficulty include whether the debtor has declared or is in the process of declaring bankruptcy, the debtor’s ability to continue as a going concern, or the debtor’s projected cash flow to service its debt (including principal and interest) in accordance with the contractual terms for the foreseeable future, without a modification.

            During the third quarter of 2012, regulatory guidance was clarified to require loans to be accounted for as collateral-dependent loans when borrowers have filed Chapter 7 bankruptcy, the debt has been discharged by the bankruptcy court and the borrower has not reaffirmed the debt.  The filing of bankruptcy is deemed to be evidence that the borrower is in financial difficulty and the discharge of the debt by the bankruptcy court is deemed to be a concession granted to the borrower.  At December 31, 2012, the Company had $22.7  million of loans that were classified as TDRs in accordance with the regulatory guidance.  The impact on the allowance for loan losses of this reclassification was insignificant. Prior to this reclassification, the Company’s TDRs were insignificant.

The following tables set forth the Company’s TDRs at December 31, 2012:

	December 31, 2012
(In thousands)	Accruing	Non-Accruing	Total

Commercial and industrial	$101	$-	$101
Commercial real estate	734	-	734
Residential real estate	15,083	162	15,245
Home equity	7,068	418	7,486
Consumer	142	-	142
	$23,128	$580	$23,708

	New TDRs
	For the year ended December 31, 2012
		Pre-modification	Post-modification
	Number of	Outstanding	Outstanding
(In thousands)	Contracts	Recorded Investment	Recorded Investment

Commercial and industrial	1	$101	$101
Commercial real estate	1	184	179
Residential real estate	7	899	899
Home equity	15	973	973
Consumer	1	142	142
	25	$2,299	$2,294